Capital Instruments - Carrying Value of Capital Instruments (Details) $ / shares in Units, $ in Millions	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CAD ($)
Carrying Value Of Capital Instruments [Line Items]
Capital instruments	$ 6,990			$ 7,532
SORA Overnight Indexed Swap
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.201%
JHFC Subordinated notes
Carrying Value Of Capital Instruments [Line Items]
Par value | $ / shares	$ 650
Capital instruments	$ 648			648
3.983% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	3.983%
Par value | $ / shares	$ 500
Capital instruments	$ 497			0
3.983% MFC Subordinated debentures | Daily Compounded CORRA Plus
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.32%
2.818% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	2.818%
Par value | $ / shares	$ 1,000
Capital instruments	$ 997			997
2.818% MFC Subordinated debentures | London Interbank Offered Rate (LIBOR)
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	2.818%
2.818% MFC Subordinated debentures | Canadian Dollar Offered Rate
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.82%
4.064% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	4.064%
Par value | $ / shares	$ 1,000
Capital instruments	$ 996			995
4.064% MFC Subordinated debentures | Daily Compounded CORRA Plus
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.25%
4.275% MFC Subordinated notes
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	4.275%
Par value | $ / shares		$ 500
Capital instruments	$ 531			524
5.054% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	5.054%
Par value | $ / shares	$ 1,100
Capital instruments	$ 1,096			1,095
5.054% MFC Subordinated debentures | Daily Compounded CORRA Plus
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.44%
5.409% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	5.409%
Par value | $ / shares	$ 1,200
Capital instruments	$ 1,197			1,196
5.409% MFC Subordinated debentures | Daily Compounded CORRA Plus
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.85%
4.061% MFC Subordinated notes
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	4.061%
Par value | $ / shares			$ 750
Capital instruments	$ 1,028			1,077
4.061% MFC Subordinated notes | London Interbank Offered Rate (LIBOR)
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	4.061%
4.061% MFC Subordinated notes | US Dollar Mid-Swap Rate
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.647%
2.237% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	2.237%
Par value | $ / shares	$ 1,000
Capital instruments	$ 0			$ 1,000
John Hancock Financial Corporation
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	0.32138%
Borrowings, adjustment to interest rate basis, plus	0.72%
3.00% MFC Subordinated notes
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	2.237%